SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, beginning balance	7,056,972	5,966,204
Weighted Average Exercise Price, Beginning Balance	$ 3.54	$ 3.55
Number of warrants outstanding, Expired of warrants		(5,437)
Number of warrants outstanding, Exercise of warrants	(92,000)	(630,161)
Number of warrants outstanding, ending balance	10,965,585	7,056,972
Weighted Average Exercise Price, Ending Balance	$ 2.63	$ 3.54
November 2022 Private Placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		1,726,366
March Two Thousand Twenty Two Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued	1,034,463
June Two Thousand Twenty Three Direct Offering [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued	2,214,596
December Two Thousand Twenty Three Direct Offering [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued	751,554